Impairment charges net of reversals	12 Months Ended
Dec. 31, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charges net of reversals	Impairment charges net of reversals Recognition and measurement
Impairment charges and reversals are assessed at the level of cash-generating units (CGUs) which, in accordance with IAS 36 “Impairment of Assets”, are identified as the smallest identifiable asset or group of assets that generate cash inflows, which are largely independent of the cash inflows from other assets. Separate CGUs are identified where an active market exists for intermediate products, even if the majority of those products are further processed internally. In some cases, individual business units consist of several operations with independent cash-generating streams which constitute separate CGUs.
Goodwill acquired through business combinations is allocated to the CGU or groups of CGUs that are expected to benefit from the related business combination, and tested for impairment at the lowest level within the Group at which goodwill is monitored for internal management purposes.

Other relevant judgements	Determination of CGUs
Judgement is applied to identify the Group’s CGUs, particularly when assets belong to integrated operations, and changes in CGUs could impact impairment charges and reversals. The most relevant judgement for grouping continues to relate to the grouping of Rio Tinto Iron and Titanium Quebec Operations and QIT Madagascar Minerals (QMM) as a single CGU on the basis that they are vertically integrated operations and there is no active market for QMM’s ilmenite.
The most relevant judgement for disaggregation continues to relate to our bauxite and alumina refining operations in Australia, whereby we treat the Weipa bauxite mine as a separate CGU from the downstream assets at Gladstone. Currently, Weipa sells the majority of its bauxite to third-party customers, whereas the alumina refineries are supplied with all of their bauxite internally.

Property, plant and equipment, including right-of-use assets and intangible assets with finite lives, are reviewed for impairment annually or more frequently if there is an indication that the carrying amount may not be recoverable. This review starts with an appraisal of the perimeter of cash-generating units to consider changes in the business or strategic direction. Following this, an assessment of internal and external indicators is performed. Internal sources of information considered include assessment of the financial performance of the CGU and changes in mine plans. External sources of information include changes in forecast commodity prices, costs and other market factors.
Non-current assets (excluding goodwill) that have suffered impairment are reviewed using the same basis for valuation as explained below whenever events or changes in circumstances indicate that the impairment loss may no longer exist, or may have decreased. If appropriate, an impairment reversal will be recognised. The carrying amount of the CGU after reversal must be the lower of (a) the recoverable amount, as calculated above, and (b) the carrying amount that would have been determined (net of amortisation or depreciation) had no impairment loss been recognised for the CGU in prior periods.

Key judgement	Indicators of impairment and impairment reversals
Our mining operations require large upfront investment with long periods of construction and management of geotechnical stability risks from large-scale excavation of open pits or underground tunnelling. During operation and towards the end of mine life, the economic performance of assets is subject to greater influence by short-term market dynamics, which can impact the economic feasibility of operations and life extension options. Together these represent our most significant sources of uncertainty relating to the identification of indicators of impairment and impairment reversal.
The underground expansion of our Oyu Tolgoi copper and gold mine in Mongolia is closely monitored for indicators of impairment and impairment reversal, as it was previously impaired, meaning that carrying value and fair value were equal at that date. During 2025, development of infrastructure to support the underground mine was completed, however the production ramp up still requires several years of construction. The complexity and inherent uncertainty of ramping up block caving means we have not identified an indicator for impairment reversal.

Where indication of impairment or impairment reversal exists, an impairment review is undertaken. The recoverable amount is assessed by reference to the higher of value in use (being the net present value of expected future cash flows of the relevant CGU in its current condition)
and fair value less costs of disposal (FVLCD). When the recoverable amount of the CGU is measured by reference to FVLCD, this amount is further classified in accordance with the fair value hierarchy for observable market data that is consistent with the unit of account for the CGU being tested. FVLCD is based on the best information available to reflect the amount the Group could receive for the CGU in an orderly transaction between market participants at the measurement date. This is often estimated using discounted cash flow techniques and is classified as level 3 in the fair value hierarchy. The resulting estimates are based on detailed life-of-mine and long-term production plans;
these may include anticipated expansions which are at the evaluation stage of study. This differs from value in use which requires future cash flows to be estimated for the asset in its current condition and therefore does not include future cash flows associated with improving or enhancing an asset’s performance. Anticipated enhancements to assets may be included in FVLCD calculations and, therefore, generally result in a higher value.
4 Impairment charges net of reversals continued
Where the recoverable amount of a CGU is dependent on the life of its associated orebody, expected future cash flows reflect the current life-of-mine and long-term production plans; these are based on detailed research, analysis and iterative modelling to optimise the level of return from investment, output and sequence of extraction. The mine plan takes account of all relevant characteristics of the orebody, including waste-to-ore ratios, ore grades, haul distances, chemical and metallurgical properties of the ore impacting process recoveries, and capacities of processing equipment that can be used. The life-of-mine plan and long-term production plans are, therefore, the basis for forecasting production output and production costs in each future year.
Forecast cash flows for Ore Reserve estimation for JORC purposes are generally based on Rio Tinto’s commodity price forecasts, which assume short-term market prices will revert to the Group’s assessment of the long-term price, generally over a period of 3 to 5 years. For most commodities, these forecast commodity prices are derived from a combination of analyses of the marginal costs of the producers and the incentive price of these commodities. These assessments often differ from current price levels and are updated periodically. The Group does not believe that published medium- and long-term forward prices necessarily provide a good indication of future levels because they tend to be strongly influenced by spot prices. The price forecasts used for Ore Reserve estimation are generally consistent with those used for impairment testing, unless management deems that in certain economic environments a market participant would not assume Rio Tinto’s view on prices. In which case, in preparing FVLCD impairment calculations, management estimates the assumptions that a market participant would be expected to use.
Forecast future cash flows of a CGU take into account the sales prices under existing sales contracts, where appropriate.
The discount rates applied to the future cash flow forecasts represent an estimate of the rate the market participant would apply having regard to the time value of money and the risks specific to the asset for which the future cash flow estimates have not been adjusted. The
Group’s weighted average cost of capital is generally used as a starting point for determining the discount rates, with appropriate adjustments for the risk profile of the countries in which the individual CGUs operate. For final feasibility studies and Ore Reserve estimation, internal hurdle rates, which are generally higher than the Group’s weighted average cost of capital, are used. For developments funded with project finance, the debt component of the weighted average cost of capital may be calculated by reference to the specific interest rate of the project finance and anticipated leverage of the project.
For operations with a functional currency other than the US dollar, the impairment review is undertaken in the relevant functional currency. In estimating FVLCD, internal forecasts of exchange rates take into account spot exchange rates, historical data and external forecasts, and are kept constant in real terms after 5 years. The great majority of the Group’s sales are based on prices denominated in US dollars. To the extent that the currencies of countries in which the Group produces commodities strengthen against the US dollar without an increase in commodity prices, cash flows and, therefore, net present values, are reduced. Management considers that, over the long term, there is a tendency for movements in commodity prices to compensate to some extent for movements in the value of the US dollar, particularly against the Australian dollar and Canadian dollar, and vice versa. However, such compensating changes are not synchronised and do not fully offset each other. In estimating value in use, the present value of future cash flows in foreign currencies is translated at the spot exchange rate on the testing date.
Generally, discounted cash flow models are used to determine the recoverable amount of CGUs. In this case, significant judgement is required to determine the appropriate estimates and assumptions used, and there is significant estimation uncertainty. In particular, for fair value less costs of disposal valuations, judgement is required to determine the estimates a market participant would use. The discounted cash flow models are most sensitive to the following estimates: the timing of project expansions; the cost to complete assets under construction; long-term commodity prices; production timing and recovery rates; exchange rates; operating costs; reserve and resource estimates; closure costs; discount rates; allocation of long-term contract revenues between CGUs; and, in some instances, the renewal of mining licences. Some of these variables are unique to an individual CGU. Future changes in these variables may differ from management’s expectations and may materially alter the recoverable amounts of the CGUs.

		2025				2024	2023
	Note	Pre-tax amount US$m	Taxation US$m	Non- controlling interests US$m	Net amount US$m	Pre-tax amount US$m	Pre-tax amount US$m
Other operations - RTITQO		(122)	36	–	(86)	–	–
Aluminium & Lithium - Alumina refineries		(219)	64	–	(155)	(461)	(1,175)
Aluminium & Lithium - Tiwai Point		–	–	–	–	41	–
Aluminium & Lithium - MRN		–	–	–	–	(23)	–
Other operations - Diavik		–	–	–	–	(118)	–
Other operations - Simandou		–	–	–	–	–	239
Net impairment charges		(341)	100	–	(241)	(561)	(936)

Allocated as:
Intangible assets	12	–				–	231
Property, plant and equipment	13	(341)				(538)	(1,167)
Share of profit after tax in EAUs		–				(23)	–
Net impairment charges		(341)				(561)	(936)

Comprising:
Impairment charges of consolidated balances					(341)	(538)	(936)
Impairment charges related to EAUs (pre-tax)					–	(35)	–
Net impairment charges					(341)	(573)	(936)
Taxation (including related to EAUs)					100	39	499
Non-controlling interests					–	–	(215)
Net impairment charges in the income statement					(241)	(534)	(652)
2025Other operations - Rio Tinto Iron and Titanium Quebec Operations (RTITQO) and QIT Madagascar Minerals (QMM)
We progressed a business transformation at RTITQO during the period in response to challenging market conditions for our products at the Sorel site, including TiO2 and metallics. This transformation, which includes the adjustment of the business footprint to projected demand, is underway and is expected to take up to 24 months to complete its core components. During the 6 months ended 30 June 2025, we identified these conditions as an impairment trigger and have therefore performed an impairment test for the cash-generating unit which comprises the mines and processing facilities at RTITQO (in Canada) and QMM (in Madagascar).
We expect the transformation program to result in significant improvements in operating costs, including opportunities to reduce carbon emissions and therefore carbon costs. However, for the purposes of this test, a risk adjustment has been applied to reduce the forecast cash flows to reflect a market participant perspective that the value of the projected initiatives may not fully deliver the expected benefit.
Using a fair value less cost of disposal methodology and discounting real-terms post-tax cash flows at an effective rate of 7.6% we have determined the recoverable amount to be US$1,780 million. This has resulted in a pre-tax impairment charge of US$122 million (post-tax
US$86 million) and has been allocated to property, plant and equipment in Canada.
During the second half of 2025, market conditions remained challenging, albeit within the parameters assumed for the impairment test at 30
June 2025 and therefore no subsequent impairment trigger was identified.

Impact of climate change on our business	Carbon tax sensitivity on RTITQO impairment charge
To further illustrate the sensitivity of the impairment outcome to the cost of carbon, which we consider the most judgmental input, the post-
tax net present value of the cash-generating unit would be US$250 million lower if the carbon tax per tonne was increased by 25% from
2040 with all other valuation inputs remaining unchanged. To mitigate this risk, management has identified programs which we expect to reduce the carbon emissions of these operations and therefore reduce the forecast carbon cost to the RTITQO business.

Aluminium & Lithium - Alumina refineries, Australia
On 18 November 2025, we announced that our capital studies for a second tailings facility at Yarwun had not identified an economically viable solution in the current market conditions. At current production rates, the existing tailings storage facility was expected to reach capacity by 2031 and therefore we will curtail production of alumina by 40% from October 2026 to allow another 4 years to explore and develop technical solutions that could extend the refinery’s life. These circumstances have been identified as an indicator of impairment and therefore we have assessed the recoverability of the carrying value of the cash-generating unit.
Using a fair value less cost of disposal methodology and discounting real-terms post-tax cash flows at an effective rate of 6.6%, we have recognised a pre-tax impairment charge of US$219 million (post-tax US$155 million). This represents a full impairment of the property, plant and equipment at the Yarwun alumina refinery, being the capital invested since the previous impairment in 2023, see below.
Impairment charges net of reversals continued
2024 and 2023
Copper - Rio Tinto Kennecott, US
In 2024, further studies on the geotechnical risks relating to a zone of pit wall geotechnical instability were completed, indicating the need to change our mine plan to stabilise pit wall movement and mitigate the risk of a significant geotechnical failure. This was expected to restrict ore deliveries from the primary ore face in 2025 and 2026, with the new information representing a material deviation from the previous mine plan and was therefore identified as an impairment indicator. An impairment test was performed using a fair value less cost of disposal methodology, based on our Conviction price series, with real-terms post-tax cash flows discounted over the expected life of mine at 6.3%. The calculated recoverable amount exceeded the US$2.2 billion carrying value of the CGU by US$0.5 billion and, therefore, no impairment charge was recorded.
Aluminium & Lithium - Alumina refineries, Australia
In 2023, we recognised a pre-tax impairment charge of US$1,175 million (post-tax US$828 million). This represented a full impairment of the property, plant and equipment at the Yarwun alumina refinery (US$948 million) and an impairment of US$227 million for the property, plant and equipment of QAL.
In 2024, we further recognised a pre-tax impairment charge of US$461 million (post-tax US$503 million). This charge was all allocated against the property, plant and equipment of QAL leaving them with a residual carrying value of US$151 million. The post-tax impairment charge also included a consequential adjustment to deferred tax asset recognition within the same tax group.
Other operations - Simandou, Guinea
The Simandou project in Guinea was fully impaired in 2015 as uncertainty over infrastructure ownership and funding had resulted in further spend on exploration and evaluation being neither budgeted nor planned. In 2023, following the conclusion of key agreements on the development of the Simandou project, we recognised a pre-tax impairment reversal of US$239 million, which was allocated as
US$231 million to intangible assets (exploration and evaluation) and US$8 million to property, plant and equipment. A deferred tax asset of
US$152 million was recorded to account for the difference between the asset values included in the Group accounts and the carrying value of in-country depreciable assets. All spend on the Simandou project between the impairment in 2015 and 30 September 2023 was expensed as incurred. From 1 October 2023, qualifying spend has been capitalised.